INCOME TAXES (Details)	12 Months Ended				36 Months Ended			12 Months Ended							24 Months Ended	36 Months Ended	24 Months Ended	36 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended
	Feb. 28, 2014 USD ($)	Feb. 28, 2014 CNY	Feb. 28, 2013 USD ($)	Feb. 29, 2012 USD ($)	Dec. 31, 2013 Xueersi Education HNTE	Dec. 31, 2011 Xueersi Education High-tech company	Dec. 31, 2008 Xueersi Education High-tech company	Feb. 28, 2014 Hong Kong USD ($)	Feb. 28, 2013 Hong Kong USD ($)	Feb. 29, 2012 Hong Kong USD ($)	Feb. 28, 2013 PRC HNTE	Dec. 31, 2013 PRC Xueersi Education	Dec. 31, 2012 PRC Xueersi Education	Feb. 28, 2014 TAL Hong Kong Hong Kong	Dec. 31, 2010 TAL Beijing Newly established software enterprise	Dec. 31, 2013 TAL Beijing Newly established software enterprise	Dec. 31, 2012 Yidu Huida Newly established software enterprise	Dec. 31, 2015 Yidu Huida Newly established software enterprise	Feb. 28, 2014 Yidu Hong Kong Hong Kong	Dec. 31, 2014 Beijing Xintang Sichuang Newly established software enterprise	Dec. 31, 2017 Beijing Xintang Sichuang Newly established software enterprise
Income taxes
Tax rate (as a percent)														16.50%					16.50%
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Provision for profits tax	$ 6,679,754		$ 4,101,092	$ 4,156,450				$ 0	$ 0	$ 0
Assessable income	67,285,526		37,541,158	28,470,103				0	0	0
Preferential tax rate (as a percent)					15.00%	7.50%					15.00%	15.00%	15.00%			12.50%		12.50%			12.50%
Period for exemption from EIT							3 years								2 years		2 years			2 years
Current
PRC income tax expenses	7,863,965		4,708,274	4,452,076
Deferred
PRC income tax expenses	(1,184,211)		(607,182)	(295,626)
Total	6,679,754		4,101,092	4,156,450				0	0	0
Current deferred tax assets:
Accrued payroll	3,294,481		2,229,548
Accrued expenses	244,109
Unrealized loss on available-for-sale securities			100,934
Less: valuation allowance	(257,527)		(70,036)
Current deferred tax assets, net	3,281,063		2,260,446
Non-current deferred tax assets:
Property and equipment	50,236		262,039
Intangible assets	303,779		286,756
Accrued expenses	203,424
Tax losses carry-forward deferred tax assets	1,102,903		504,853
Less: valuation allowance	(1,104,814)		(515,184)
Non-current deferred tax assets, net	555,528		538,464
Current deferred tax liabilities:
Accrued ADR income	62,100
Current deferred tax liabilities	62,100
Non-current deferred tax liabilities:
Intangible assets	32,344		36,845
Other			62,100
Non-current deferred tax liabilities	32,344		98,945
Additional disclosures
Tax loss carry-forward	4,411,612
Valuation allowance	1,362,341
Statute of limitations period for underpayment of income taxes due to computational errors	3 years	3 years
Late payment surcharge for underpayment of income taxes due to computational errors	0
Statute of limitations period under special circumstances	5 years	5 years
Statute of limitations period for transfer pricing related adjustment	10 years	10 years
Maximum period to make delinquent tax payment to taxpayer or withholding agent, if underpayment of taxes is resulted from the tax authority's act or error	3 years	3 years
Threshold amount of an underpayment of tax liability for specifically listing it under special circumstance for statute of limitation		100,000